PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 9,715,783	$ 6,806,102
Less: accumulated depreciation and amortization	3,288,109	1,628,225
Property and equipment, net	6,427,674	5,177,877
Vehicles
Property and equipment, gross	158,327	417,666
Furniture and Equipment
Property and equipment, gross	448,074	474,546
Technology Development and Software
Property and equipment, gross	8,863,247	5,777,504
Leasehold improvements
Property and equipment, gross	$ 246,135	$ 136,386